Subsequent Events	12 Months Ended
Dec. 31, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
35	SUBSEQUENT EVENTS

The Company evaluated all events and transactions that occurred after December 31, 2023 up through April 30, 2024, which is the date that these consolidated financial statements are available for distribution. Other than the events disclosed below:

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On January 17, 2024, the Company closed its public offering of 2,200,000 ordinary shares and accompanying Series A warrants to purchase up to 2,200,000 ordinary shares and Series B warrants to purchase up to 2,200,000 ordinary shares, at a combined offering price of USD1.25 per ordinary shares and associated series warrants. The series warrants have an exercisable price of USD1.25 and are immediately exercisable upon issuance. The Series A warrants will expire five years following the initial exercise date, and the Series B Warrants will expire eighteen months following the initial exercise date.

The gross proceeds to the Company from the offering were approximately USD2.75 million, before deducting the placement agent’s fees and other offering expenses payable by the Company.

From January 17 to April 26, 2024, a total of 2,518,984 warrants have been exercised.

●	In January 2024, the Company dissolved two wholly-owned subsidiaries, namely VC Acquisition Limited and VC Acquisition II.

●	On February 8, 2024, the Company incorporated a wholly-owned subsidiary, V Capital Real Estate Limited, a company incorporated in British Virgin Islands.
●	On March 18, 2024, the Company issued 350,000 restricted ordinary shares, valued at USD1.40 million to Sichenzia Ross Ference Carmel LLP, as consideration for their legal services.

●	On April 10, 2024, the Company issued 2,500,000 ordinary shares to Legacy Credit Sdn. Bhd.
●	On April 13, 2024, the Company issued 1,697,447 ordinary shares to Exchange Listing LLC pursuant to their existing consulting agreement with the Company.

●	During the period from April 1, 2024 to April 13, 2024, the Company issued 948,536 ordinary shares as director fees to its executive directors.